SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Computer and software
Property and equipment
Estimated Useful Life	5 years
Furniture, fixtures and equipment
Property and equipment
Estimated Useful Life	5 years
Vehicles
Property and equipment
Estimated Useful Life	5 years